Financial Assets at Amortised Cost - Reverse Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reverse Repurchase Agreements [Abstract]
BCRA repos	$ 137,548,495	$ 74,245,015
Allowances for loan losses	(165,557)	(756,128)
TOTAL	$ 137,382,938	$ 73,488,887